Summary of Significant Accounting Policies - Schedule of Revenues by Primary Geographical Markets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	$ 10,471,500	$ 14,796,800
In-App Purchase services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	8,467,700	12,455,500
In-App Advertising services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	1,468,800	1,150,300
Content licensing business [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	535,000	1,191,000
United States and Canada [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	1,060,600	4,666,800
United States and Canada [Member] | In-App Purchase services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	1,060,600	4,666,800
United States and Canada [Member] | In-App Advertising services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues
United States and Canada [Member] | Content licensing business [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues
Asia Pacific [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	7,131,600	6,858,100
Asia Pacific [Member] | In-App Purchase services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	5,127,800	4,516,800
Asia Pacific [Member] | In-App Advertising services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	1,468,800	1,150,300
Asia Pacific [Member] | Content licensing business [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	535,000	1,191,000
EMEA [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	1,865,900	2,536,000
EMEA [Member] | In-App Purchase services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	1,865,900	2,536,000
EMEA [Member] | In-App Advertising services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues
EMEA [Member] | Content licensing business [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues
Latin America [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	413,400	735,900
Latin America [Member] | In-App Purchase services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	413,400	735,900
Latin America [Member] | In-App Advertising services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues
Latin America [Member] | Content licensing business [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues